Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 286,603	$ 315,955	$ 182,755
Cost and operating expenses:
Cost of revenues	308,183	200,977	130,882
Research and development	32,517	23,593	19,675
Selling, general and administrative	72,382	50,446	37,516
Goodwill and long-lived asset impairment	49,955
Amortization of acquisition related intangibles	1,549	1,827	1,848
Restructuring		451	1,030
Total operating expenses	464,586	277,294	190,951
Operating (loss) income	(177,983)	38,661	(8,196)
Interest income, net	830	788	2,785
Other income (expense), net	6,822	(2,693)	(2,489)
(Loss) income before income tax expense	(170,331)	36,756	(7,900)
Income tax expense	15,953	20,508	8,735
Net (loss) income	$ (186,284)	$ 16,248	$ (16,635)
Net (loss) income per common share
Basic	$ (3.95)	$ 0.37	$ (0.39)
Diluted	$ (3.95)	$ 0.36	$ (0.39)
Weighted average number of common shares outstanding
Basic	47,103	44,445	42,718
Diluted	47,103	45,290	42,718